RETIREMENT BENEFIT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of employee benefits [Abstract]
Disclosure of net defined benefit liability (asset) [text block]
The amounts recognised in the annual financial statements in this respect are as follows:

	2023	2022
	US$’000	US$’000

Recognised liability at beginning of the year	1,397	1,613

Recognised in profit or loss in the current year	146	159
Interest on obligation	146	159

Recognised in other comprehensive income in the current year
Actuarial loss (gain)	16	(156)
Translation	(118)	(101)
Employer payments	(122)	(118)

Present value of unfunded obligation recognised as a liability at end of year	1,319	1,397

Analysis between:
Current portion	125	125
Non-current portion	1,194	1,272
	1,319	1,397

The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation	7.8%	7.8%
Discount rate	12.0%	11.9%
CPI inflation	6.3%	6.3%
Continuation at retirement	100.0%	100.0%

Schedule of principal actuarial assumptions used [text block]
	2023				2022
	Increase				Increase
	(Decrease)				(Decrease)

Health care cost inflation	7.8%		(6.9	) %	8.5%	(7.5	) %
Discount rate	(7.0	) %	8.0%		8.1%	(7.1	) %

Disclosure of sensitivity analysis for actuarial assumptions [text block]
There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year. The average duration of the benefit obligation as at 31 December 2023 is 9 years (31 December 2022: 9 years and 2021: 10 years).

	2023	2022
	US$’000	US$’000

Present value of unfunded obligations	1,319	1,397
Present Value of obligations in excess of plan assets	1,319	1,397